United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered

Management Investment Companies

811-02993

(Investment Company Act File Number)

Edward Jones Money Market Fund

(Exact Name of Registrant as Specified in Charter)

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Address of Principal Executive Offices)

Helge K. Lee

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

(314) 515-5242

(Registrant’s Telephone Number)

Date of Fiscal Year End: 02/28/18

Date of Reporting Period: Six months ended 08/31/2017

Item 1.	Reports to Stockholders

Money Market Fund

Semi-Annual Shareholder Report

August 31, 2017 (Unaudited)

INVESTMENT SHARES (TICKER JNSXX)

RETIREMENT SHARES (TICKER JRSXX)

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Fund Facts (Unaudited)

Investment Objective: The Edward Jones Money Market Fund (the “Fund”) is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund’s investment objective is stability of principal and current income consistent with stability of principal.

Investment Strategy: The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). As a “government money market fund,” the Fund is required to invest at least 99.5% of its total assets in cash, U.S. government securities, repurchase agreements that are collateralized by cash or U.S. government securities and/or shares of other “government money market funds.”

Portfolio Composition by Effective Maturity[1]	Percentage of Total Net Assets
1 - 7 Days	56.9%
8 - 30 Days	21.9
31 - 90 Days	7.2
91 - 180 Days	7.6
181 Days or more	4.8
Other Assets and Liabilities—Net[5]	1.6
TOTAL	100.0%

Portfolio Composition[2] by Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	41.1%
U.S. Treasury Securities	3.8
Repurchase Agreements	53.5
Other Assets and Liabilities—Net[5]	1.6
TOTAL	100.0%

Statistics
Weighted Average Maturity[3]	33 Days
Weighted Average Life[4]	93 Days

[1]	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the 1940 Act, which regulates money market funds.

[2]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.

[3]	Money market funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[4]	Money market funds must maintain a dollar-weighted average life to maturity of no longer than 120 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[5]	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2017 to August 31, 2017.

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example For Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 3/1/2017	Ending Account Value 8/31/2017	Annualized Expense Ratio	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000.00	$1,001.10	0.69%	$3.48
Retirement Shares	$1,000.00	$1,001.00	0.71%	$3.58
Hypothetical:
Investment Shares	$1,000.00	$1,021.73	0.69%	$3.52
Retirement Shares	$1,000.00	$1,021.63	0.71%	$3.62

[1]	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2017 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES—41.1%
Federal Farm Credit System Discount Notes, 0.690% - 1.260%, 9/20/2017 - 8/17/2018[1]	$767,250,000	$762,347,323
Federal Farm Credit System Floating Rate Notes, 1.096% (1-month USLIBOR -0.140%), 9/30/2017[2]	25,000,000	25,000,000
Federal Farm Credit System Floating Rate Notes, 1.099% (1-month USLIBOR -0.135%), 9/25/2017[2]	39,750,000	39,750,000
Federal Farm Credit System Floating Rate Notes, 1.101% (1-month USLIBOR -0.130%), 9/20/2017[2]	50,000,000	50,000,000
Federal Farm Credit System Floating Rate Notes, 1.119% (1-month USLIBOR -0.110%), 9/13/2017[2]	20,000,000	19,999,986
Federal Farm Credit System Floating Rate Notes, 1.142% - 1.147% (1-month USLIBOR -0.085%), 9/1/2017 - 9/15/2017[2]	131,250,000	131,245,545
Federal Farm Credit System Floating Rate Notes, 1.168% (1-month USLIBOR -0.060%), 9/16/2017[2]	75,000,000	75,000,000
Federal Farm Credit System Floating Rate Notes, 1.169% (1-month USLIBOR -0.065%), 9/29/2017[2]	37,750,000	37,750,000
Federal Farm Credit System Floating Rate Notes, 1.184% - 1.188% (1-month USLIBOR -0.043%), 9/15/2017 - 9/21/2017[2]	68,750,000	68,748,655
Federal Farm Credit System Floating Rate Notes, 1.186% (1-month USLIBOR -0.045%), 9/21/2017[2]	50,000,000	49,998,666
Federal Farm Credit System Floating Rate Notes, 1.189% (1-month USLIBOR -0.040%), 9/13/2017[2]	100,000,000	99,996,927
Federal Farm Credit System Floating Rate Notes, 1.190% (1-month USLIBOR -0.041%), 9/6/2017[2]	40,000,000	40,000,000
Federal Farm Credit System Floating Rate Notes, 1.261% (1-month USLIBOR +0.030%), 9/19/2017[2]	20,000,000	20,000,028
Federal Farm Credit System Floating Rate Notes, 1.286% (1-month USLIBOR +0.055%), 9/19/2017[2]	22,000,000	21,999,248
Federal Farm Credit System Floating Rate Notes, 1.290% (1-month USLIBOR +0.059%), 9/21/2017[2]	145,000,000	145,000,000
Federal Farm Credit System Floating Rate Notes, 1.300% (1-month USLIBOR +0.065%), 9/22/2017[2]	21,000,000	21,035,215
Federal Farm Credit System Floating Rate Notes, 1.361% (1-month USLIBOR +0.130%), 9/4/2017[2]	92,500,000	92,500,000
Federal Farm Credit System Floating Rate Notes, 1.389% - 1.394% (1-month USLIBOR +0.160%), 9/12/2017 - 9/28/2017[2]	87,000,000	86,999,967
Federal Farm Credit System, 0.650% - 1.250%, 9/8/2017 - 9/5/2018	70,000,000	69,993,610
Federal Home Loan Bank System Discount Notes, 0.850% - 1.250%, 9/1/2017 - 8/30/2018[1]	1,674,800,000	1,672,030,654
Federal Home Loan Bank System Floating Rate Notes, 0.954% (3-month USLIBOR -0.360%), 10/25/2017[2]	48,500,000	48,500,000
Federal Home Loan Bank System Floating Rate Notes, 0.964% (3-month USLIBOR -0.340%), 10/17/2017[2]	68,500,000	68,500,000
Federal Home Loan Bank System Floating Rate Notes, 1.049% (1-month USLIBOR -0.185%), 9/25/2017[2]	80,500,000	80,500,000
Federal Home Loan Bank System Floating Rate Notes, 1.064% (1-month USLIBOR -0.170%), 9/29/2017[2]	150,000,000	150,000,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2017 (Unaudited) (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES—(continued)
Federal Home Loan Bank System Floating Rate Notes, 1.067% (1-month USLIBOR -0.165%), 9/3/2017[2]	$236,000,000	$236,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.067% (3-month USLIBOR -0.245%), 11/8/2017[2]	80,000,000	80,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.073% - 1.079% (1-month USLIBOR -0.155%), 9/14/2017 - 9/29/2017[2]	269,000,000	268,998,008
Federal Home Loan Bank System Floating Rate Notes, 1.074% (1-month USLIBOR -0.160%), 9/28/2017[2]	150,000,000	150,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.077% - 1.081% (1-month USLIBOR -0.150%), 9/4/2017 - 9/15/2017[2]	300,000,000	299,999,747
Federal Home Loan Bank System Floating Rate Notes, 1.086% (1-month USLIBOR -0.142%), 9/18/2017[2]	100,000,000	100,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.089% - 1.091% (1-month USLIBOR -0.140%), 9/6/2017 - 9/13/2017[2]	125,000,000	125,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.098% - 1.104% (1-month USLIBOR -0.130%), 9/17/2017 - 9/25/2017[2]	200,000,000	200,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.101% (3-month USLIBOR -0.210%), 11/1/2017[2]	40,000,000	39,997,606
Federal Home Loan Bank System Floating Rate Notes, 1.106% - 1.109% (1-month USLIBOR -0.125%), 9/20/2017 - 9/25/2017[2]	268,000,000	267,994,469
Federal Home Loan Bank System Floating Rate Notes, 1.108% - 1.108% (1-month USLIBOR -0.120%), 9/16/2017 - 9/17/2017[2]	350,000,000	350,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.109% (3-month USLIBOR -0.205%), 11/23/2017[2]	83,000,000	83,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.124% (3-month USLIBOR -0.185%), 11/10/2017[2]	19,000,000	19,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.139% (1-month USLIBOR -0.090%), 9/9/2017[2]	50,000,000	50,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.144% (1-month USLIBOR -0.085%), 9/12/2017[2]	30,000,000	30,011,745
Federal Home Loan Bank System Floating Rate Notes, 1.151% (1-month USLIBOR -0.080%), 9/20/2017[2]	50,000,000	50,013,696
Federal Home Loan Bank System Floating Rate Notes, 1.153% - 1.163% (3-month USLIBOR -0.065%), 9/5/2017 - 9/12/2017[2]	165,000,000	165,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.186% - 1.189% (1-month USLIBOR -0.045%), 9/1/2017 - 9/25/2017[2]	242,600,000	242,594,775
Federal Home Loan Bank System Floating Rate Notes, 1.187% (3-month USLIBOR -0.125%), 11/8/2017[2]	40,000,000	39,998,634
Federal Home Loan Bank System Floating Rate Notes, 1.191% - 1.225% (3-month USLIBOR -0.055%), 9/15/2017 - 9/21/2017[2]	113,000,000	113,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.195% (1-month USLIBOR -0.040%), 9/22/2017[2]	50,000,000	50,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.201% (1-month USLIBOR -0.035%), 9/23/2017[2]	19,000,000	19,005,130
Federal Home Loan Bank System Floating Rate Notes, 1.216% (3-month USLIBOR -0.095%), 11/9/2017[2]	50,000,000	49,999,489
Federal Home Loan Bank System Floating Rate Notes, 1.269% (3-month USLIBOR -0.030%), 10/4/2017[2]	65,000,000	65,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.314% (3-month USLIBOR +0.000%), 11/16/2017[2]	50,000,000	50,000,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2017 (Unaudited) (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES—(continued)
Federal Home Loan Bank System, 0.875% - 2.250%, 9/8/2017 - 7/27/2018	$302,865,000	$302,556,309
Federal Home Loan Mortgage Corp. Discount Notes, 1.000%, 10/24/2017[1]	35,000,000	34,948,472
Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.933% (3-month USLIBOR -0.380%), 10/24/2017[2]	50,000,000	50,000,000
Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.054% - 1.064% (3-month USLIBOR -0.250%), 10/10/2017 - 10/25/2017[2]	261,000,000	260,998,589
Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.239% (3-month USLIBOR +0.020%), 9/8/2017[2]	100,000,000	100,000,000
Federal Home Loan Mortgage Corp., 0.750% - 1.060%, 9/27/2017 - 6/22/2018	246,205,000	245,961,397
Federal National Mortgage Association Floating Rate Notes, 1.230% (3-month USLIBOR -0.050%), 9/21/2017[2]	100,000,000	100,017,079
Federal National Mortgage Association Floating Rate Notes, 1.239% (1-month USLIBOR +0.010%), 9/8/2017[2]	67,000,000	66,999,870
Federal National Mortgage Association Floating Rate Notes, 1.275% (3-month USLIBOR -0.030%), 10/11/2017[2]	89,300,000	89,300,000
Federal National Mortgage Association, 0.750% - 1.125%, 12/20/2017 - 7/27/2018	454,170,000	453,899,756
Federal National Mortgage Association, 0.875%, 10/26/2017	22,920,000	22,922,834

Total U.S. Government Agency Securities		8,749,113,429

U.S. TREASURY SECURITIES—3.8%
U. S. Treasury Notes, 1.000% - 2.750%, 12/31/2017	241,250,000	241,869,607
U. S. Treasury Notes, 2.250%, 11/30/2017	381,000,000	382,285,192
U. S. Treasury Notes, 2.625%, 1/31/2018	119,000,000	119,860,070
U. S. Treasury Notes, 4.250%, 11/15/2017	62,000,000	62,431,585

Total U.S. Treasury Securities		806,446,454

REPURCHASE AGREEMENTS—53.5%
Interest in $850,000,000 joint repurchase agreement 1.07%, dated 8/31/2017 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $850,025,264 on 9/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2047 and the market value of those underlying securities was $872,335,663.	400,000,000	400,000,000
Interest in $250,000,000 joint repurchase agreement 1.05%, dated 7/19/2017 under which Bank of Montreal will repurchase securities provided as collateral for $250,627,083 on 10/13/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $255,327,337.[3]	50,000,000	50,000,000
Interest in $300,000,000 joint repurchase agreement 1.08%, dated 8/4/2017 under which Bank of Montreal will repurchase securities provided as collateral for $300,927,000 on 11/15/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2026 and the market value of those underlying securities was $306,257,048.[3]	25,000,000	25,000,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2017 (Unaudited) (Continued)

	Principal Amount	Value
REPURCHASE AGREEMENTS—(continued)
Interest in $500,000,000 joint repurchase agreement 1.09%, dated 8/25/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $501,680,417 on 12/14/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2047 and the market value of those underlying securities was $510,339,077.[3]	$100,000,000	$100,000,000
Interest in $450,000,000 joint repurchase agreement 1.10%, dated 8/7/2017 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $451,265,000 on 11/7/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/20/2047 and the market value of those underlying securities was $459,433,540.[3]	100,000,000	100,000,000
Interest in $550,000,000 joint repurchase agreement 1.14%, dated 7/7/2017 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $552,281,583 on 11/15/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/20/2064 and the market value of those underlying securities was $562,772,423.[3]	150,000,000	150,000,000
Interest in $1,000,000,000 joint repurchase agreement 1.07%, dated 8/31/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,208,056 on 9/7/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2054 and the market value of those underlying securities was $1,028,517,490.	250,000,000	250,000,000
Interest in $750,000,000 joint repurchase agreement 1.08%, dated 8/31/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,022,500 on 9/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/20/2067 and the market value of those underlying securities was $765,372,324.	250,000,000	250,000,000
Interest in $750,000,000 joint repurchase agreement 1.03%, dated 8/25/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $750,150,208 on 9/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2024 and the market value of those underlying securities was $765,153,292.	200,000,000	200,000,000
Interest in $2,000,000,000 joint repurchase agreement 1.03%, dated 8/30/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $2,000,400,556 on 9/6/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $2,040,116,786.	500,000,000	500,000,000
Interest in $1,000,000,000 joint repurchase agreement 1.05%, dated 8/31/2017 under which Credit Agricole CIB New York will repurchase a security provided as collateral for $1,000,204,167 on 9/7/2017. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 5/15/2020 and the market value of the underlying security was $1,020,029,812.	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2017 (Unaudited) (Continued)

	Principal Amount	Value
REPURCHASE AGREEMENTS—(continued)
Interest in $4,350,000,000 joint repurchase agreement 1.06%, dated 8/31/2017 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $4,350,128,083 on 9/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $4,437,002,412.	$500,000,000	$500,000,000
Repurchase agreement 1.00%, dated 8/31/2017 under which Federal Reserve Bank of New York will repurchase a security provided as collateral for $1,000,027,778 on 9/1/2017. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 2/15/2040 and the market value of the underlying security was $1,000,027,824.	1,000,000,000	1,000,000,000
Interest in $400,000,000 joint repurchase agreement 1.06%, dated 8/31/2017 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $400,011,778 on 9/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2047 and the market value of those underlying securities was $412,001,395.	150,000,000	150,000,000
Repurchase agreement 1.04%, dated 8/31/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $900,026,000 on 9/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/30/2022 and the market value of those underlying securities was $914,028,795.	900,000,000	900,000,000
Interest in $500,000,000 joint repurchase agreement 1.08%, dated 8/23/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,525,000 on 9/27/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2046 and the market value of those underlying securities was $515,118,343.	300,000,000	300,000,000
Interest in $550,000,000 joint repurchase agreement 1.08%, dated 8/31/2017 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,016,500 on 9/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2046 and the market value of those underlying securities was $561,686,657.	150,000,000	150,000,000
Interest in $875,000,000 joint repurchase agreement 1.09%, dated 8/31/2017 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $875,132,465 on 9/5/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/15/2046 and the market value of those underlying securities was $890,794,234.	175,000,000	175,000,000
Interest in $1,750,000,000 joint repurchase agreement 1.07%, dated 8/31/2017 under which MUFG Securities Americas Inc. will repurchase securities provided as collateral for $1,750,052,014 on 9/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2067 and the market value of those underlying securities was $1,795,920,978.	750,000,000	750,000,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2017 (Unaudited) (Continued)

	Principal Amount	Value
REPURCHASE AGREEMENTS—(continued)
Interest in $850,000,000 joint repurchase agreement 1.06%, dated 8/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $850,175,194 on 9/7/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $867,025,534.	$350,000,000	$350,000,000
Interest in $500,000,000 joint repurchase agreement 1.06%, dated 7/17/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,971,667 on 9/21/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $512,156,583.[3]	200,000,000	200,000,000
Interest in $1,700,000,000 joint repurchase agreement 1.06%, dated 8/31/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,700,050,056 on 9/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $1,734,051,058.	700,000,000	700,000,000
Interest in $500,000,000 joint repurchase agreement 1.07%, dated 8/31/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,104,028 on 9/7/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $510,949,244.	100,000,000	100,000,000
Interest in $500,000,000 joint repurchase agreement 1.08%, dated 8/4/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $501,350,000 on 11/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $510,428,407.[3]	100,000,000	100,000,000
Repurchase agreement 1.06%, dated 8/31/2017 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $300,008,833 on 9/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2022 and the market value of those underlying securities was $306,009,054.	300,000,000	300,000,000
Repurchase agreement 1.07%, dated 8/31/2017 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $150,004,458 on 9/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2047 and the market value of those underlying securities was $153,004,587.	150,000,000	150,000,000
Repurchase agreement 1.09%, dated 8/17/2017 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $501,135,417 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2055 and the market value of those underlying securities was $511,158,125.[3]	500,000,000	500,000,000
Interest in $375,000,000 joint repurchase agreement 1.04%, dated 8/25/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $375,075,833 on 9/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $382,577,429.	75,000,000	75,000,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2017 (Unaudited) (Continued)

	Principal Amount	Value
REPURCHASE AGREEMENTS—(continued)
Interest in $300,000,000 joint repurchase agreement 1.06%, dated 7/19/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $300,547,667 on 9/19/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $306,396,459.[3]	$100,000,000	$100,000,000
Interest in $500,000,000 joint repurchase agreement 1.07%, dated 8/11/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,475,556 on 9/12/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security and U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $510,318,326.[3]	100,000,000	100,000,000
Interest in $3,000,000,000 joint repurchase agreement 1.06%, dated 8/31/2017 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,088,333 on 9/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2024 and the market value of those underlying securities was $3,060,003,316.	177,000,000	177,000,000
Interest in $400,000,000 joint repurchase agreement 1.04%, dated 8/30/2017 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,080,889 on 9/6/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2046 and the market value of those underlying securities was $408,023,573.	100,000,000	100,000,000
Interest in $4,810,000,000 joint repurchase agreement 1.08%, dated 8/31/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $4,810,144,300 on 9/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2047 and the market value of those underlying securities was $4,910,568,617.	2,400,000,000	2,400,000,000

Total Repurchase Agreements		11,402,000,000

Total Investments—98.4% (at amortized cost)[4]		20,957,559,883

Other Assets and Liabilities – Net—1.6%[5]		341,660,810

TOTAL NET ASSETS—100%		$21,299,220,693

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2017 (Unaudited) (Continued)

[1]	Discount yield(s) at time of purchase.

[2]	Floating rate notes with rate(s) in effect at period end and next reset date(s) shown.

[3]	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

[4]	Also represents cost for federal tax purposes.

[5]	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

August 31, 2017 (Unaudited)

Assets:
Investment in repurchase agreements	$11,402,000,000
Investment in securities	9,555,559,883

Total investment in securities, at amortized cost and fair value	20,957,559,883
Cash	25,224
Income receivable	11,963,661
Receivable for shares sold	517,957,944
Prepaid expenses	494,311

Total Assets	21,488,001,023

Liabilities:
Payable for investments purchased	12,998,700
Payable for shares redeemed	162,786,714
Income distribution payable	2,065,819
Payable to Adviser	2,089,523
Payable for Trustees’ fees	43,902
Payable for 12b-1 distribution service fees	4,451,858
Payable for other shareholder service and other service fees	2,671,115
Accrued expenses	1,672,699

Total Liabilities	188,780,330

Net Assets	$21,299,220,693

Net Assets Consist of:
Paid-in capital	$21,299,241,258
Accumulated net realized gain on investments	11,541
Distributions in excess of net investment income	(32,106)

Net Assets	$21,299,220,693

Net Asset Value
Investment Shares:
Net Assets	$15,640,025,473
Shares Outstanding	15,640,040,641
Net Asset Value	$1.00
Retirement Shares:
Net Assets	$5,659,195,220
Shares Outstanding	5,659,200,570
Net Asset Value	$1.00

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended August 31, 2017 (Unaudited)

Investment Income:
Interest	$95,530,277

Expenses:
Investment adviser fees	21,065,454
Custodian fees	139,849
Transfer agent fees:
Investment shares	5,241,355
Retirement shares	9,753,276
Trustees’ fees	107,278
Professional fees	130,644
Accounting and administrative fees	258,425
12b-1 distribution service fees:
Investment shares	19,846,521
Retirement shares	6,485,296
Shareholder service fees:
Investment shares	11,907,913
Retirement shares	3,891,177
Share registration fees	1,037,678
Recoupment of waiver	112,809
Printing and mailing fees	1,227,112
Miscellaneous fees	132,343

Total Expenses Before Fee Waivers/Reimbursements	81,337,130

Voluntary waivers/reimbursements of other operating expenses	(7,907,431)
Net Expenses	73,429,699

Net Investment Income	22,100,578

Net Realized Gain on Investments	11,092

Change in Net Assets Resulting from Operations	$22,111,670

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended 8/31/2017 (Unaudited)	Year Ended 2/28/2017
Operations:
Net investment income	$22,100,578	$1,651,210
Net investment gain on investments	11,092	92,195

Net Increase/(Decrease) in Net Assets Resulting from Operations	22,111,670	1,743,405

Distributions to Shareholders From:
Net investment income
Investment shares	(17,036,334)	(1,289,391)
Retirement shares	(5,099,055)	(364,816)
Net realized gain on investments
Investment shares	(24,614)	(47,055)
Retirement shares	(7,964)	(14,026)

Total Distributions	(22,167,967)	(1,715,288)

Capital Transactions
Investment shares
Proceeds from shares sold	28,378,965,123	52,816,288,666
Reinvestment of dividends	15,337,867	1,302,580
Cost of shares redeemed	(28,741,011,935)	(48,210,506,597)

Net increase/(decrease) from capital transactions	(346,708,945)	4,607,084,649

Retirement shares
Proceeds from shares sold	41,080,057,578	63,202,634,497
Reinvestment of dividends	4,322,692	351,706
Cost of shares redeemed	(40,856,686,632)	(60,957,206,622)

Net increase/(decrease) from capital transactions	227,693,638	2,245,779,581

Net Change Resulting from Total Fund Share Transactions	(119,015,307)	6,852,864,230

Net Increase/(Decrease) in Net Assets	(119,071,604)	6,852,892,347

Net Assets:
Beginning of period	21,418,292,297	14,565,399,950

End of period (including undistributed (distributions in excess of) net investment income of $(32,106) and $2,705, respectively)	$21,299,220,693	$21,418,292,297

Changes in Shares Outstanding:
Investment Shares
Shares outstanding, beginning of period	15,986,749,586	11,379,664,937
Shares sold	28,378,965,123	52,816,288,666
Shares issued to holders in reinvestment of dividends	15,337,867	1,302,580
Shares redeemed	(28,741,011,935)	(48,210,506,597)

Shares Outstanding, End of Period	15,640,040,641	15,986,749,586

Retirement Shares
Shares outstanding, beginning of period	5,431,506,932	3,185,727,351
Shares sold	41,080,057,578	63,202,634,497
Shares issued to holders in reinvestment of dividends	4,322,692	351,706
Shares redeemed	(40,856,686,632)	(60,957,206,622)

Shares Outstanding, End of Period	5,659,200,570	5,431,506,932

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Financial Highlights — Investment Shares

	Six Months Ended (Unaudited) 8/31/2017	Year Ended February 28 or 29
Per Share Operating Performance		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Increase (Decrease) in Operations:
Net investment income	0.001	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gain on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.001	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Less Distributions From:
Net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]

Total Distributions	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.11%	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data:
Net assets, end of period (000’s omitted)	$15,640,025	$15,986,777	$11,379,671	$11,385,586	$11,486,370	$11,459,019

Ratios to Average Net Assets:
Expenses before waivers	0.69%[3]	0.79%	0.81%	0.81%	0.88%	0.81%
Expenses net of waivers	0.69%[3]	0.47%	0.18%	0.09%	0.11%	0.19%
Net investment income	0.21%[3]	0.01%	0.01%	0.01%	0.01%	0.01%

[1]	Represents less than $0.0005 per share.

[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Financial Highlights — Retirement Shares

	Six Months Ended (Unaudited) 8/31/2017	Year Ended February 28 or 29
Per Share Operating Performance		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Increase (Decrease) in Operations:
Net investment income	0.001	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gain on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.001	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Less Distributions From:
Net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]

Total Distributions	(0.001)	(0.000)[1]	(0.000)[1]	0.000 [1]	(0.000)[1]	(0.000)[1]

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.10%	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data:
Net assets, end of period (000’s omitted)	$5,659,195	$5,431,516	$3,185,729	$3,088,759	$3,203,566	$3,100,526

Ratios to Average Net Assets:
Expenses before waivers	1.00%[3]	0.81%	0.90%	0.89%	0.88%	0.86%
Expenses net of waivers	0.71%[3]	0.47%	0.18%	0.09%	0.11%	0.19%
Net investment income	0.20%[3]	0.01%	0.01%	0.01%	0.01%	0.01%

[1]	Represents less than $0.0005 per share.

[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2017 (Unaudited)

1. ORGANIZATION

The Edward Jones Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund was established under the laws of the Commonwealth of Massachusetts on January 9, 1980. Passport Research, Ltd. (“Passport” or “Adviser”), a wholly owned subsidiary of Edward D. Jones & Co., L.P. (“Edward Jones”), serves as the Fund’s investment adviser and administrator.

The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The accounting policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

a) Use of Estimates — The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation — All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes — It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its net investment income and capital gains to shareholders. As a result, no provision for Federal income tax is recorded in the financial statements.

The Adviser has reviewed the Fund’s tax positions for all open tax years (the prior three years of tax filings) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of August 31, 2017, the Fund had no tax examinations or audits in progress.

d) Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in the class specific expenses.

e) Indemnifications — Under the Fund’s organizational documents, the officers and the Board of Trustees (“Trustees”) are entitled to certain indemnification rights against certain liabilities that may arise out of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2017 (Unaudited) (Continued)

providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation — Investment transactions are recorded on trade date. Securities gains and losses, if any, are calculated on the basis of identified cost. Interest income is recognized on an accrual basis while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. In calculating the Net Asset Value (“NAV”) of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based in proportion to its average daily net assets.

3) SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements — In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. The minimum amount of collateral held by the Fund is equal to the value of the repurchase price plus accrued interest. All collateral is held by the Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are gross settlement amounts. As indicated above, the cash or value of securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement, reducing the net settlement amount to zero.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. The amortized cost of an investment is determined by valuing it at its original cost and thereafter accreting and amortizing any discount or premium from its face value at a constant rate until maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2017 (Unaudited) (Continued)

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have established a valuation committee (“Valuation Committee”) comprised of officers and representatives of the Fund and Passport to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser or Sub-adviser based on recent market activity.

In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review the fair valuations made by the Valuation Committee and any changes made to the procedures. The Board retains the authority to make or ratify any valuation decisions.

b) Fair Value Hierarchy — Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2017, all investments of the Fund were valued at amortized cost, which is considered a Level 2 input, in valuing the Fund’s assets.

5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee — Passport, an investment adviser registered with the Securities Exchange Commission (“SEC”), serves as the investment adviser and administrator to the Fund pursuant to an Investment Management and Administrative Agreement with the Fund dated January 27, 2017 (the “Advisory Agreement”).

As the Adviser, Passport has overall supervisory responsibility for the general management and investment of the Fund’s investment portfolio, and subject to review and approval by the Trustees, sets the Fund’s overall investment strategies. The Adviser is also responsible for the oversight and evaluation of the Fund’s Sub-adviser. For its investment advisory and administrative services, the Adviser receives an annual fee of 0.20% of the Fund’s average daily net assets.

Expense Limitation Agreement — The Adviser has contractually agreed to waive fees and/or reimburse Fund operating expenses to the extent necessary to limit the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and extraordinary or non-routine

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2017 (Unaudited) (Continued)

expenses) to an annual rate of 0.72% of the average daily net assets of the Fund’s Investment Shares and Retirement Shares. Any payment made by the Adviser in connection with the Expense Limitation Agreement is subject to recoupment by the Adviser in the three-year period following the payment, if (i) requested by the Adviser, and (ii) the aggregate amount actually paid by a class of the Fund toward operating expenses (taking into account other recoupments) does not exceed the expense cap (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of recoupment.

For the period ended August 31, 2017 the amounts waived by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at August 31, 2017 were as follows:

	Fees waived for the Period Ended August 31, 2017	Total Potential Recoupment Amount August 31, 2017	Potential Recoupment Amounts Expiring February 29, 2020	Potential Recoupment Amounts Expiring February 28, 2021
Investment Share Class	$—	$—	$—	$—
Retirement Share Class	$—	$36,524	$36,524	$—

This Expense Limitation Agreement will remain in effect until June 30, 2018, and may only be changed or eliminated with the approval of the Trustees during such period. The Expense Limitation Agreement shall be automatically renewed for successive one-year periods thereafter unless the Adviser provides the Trustees with written notice of its election to not renew the agreement at least 60 days prior to the end of the current one-year term. Additionally, on behalf of the Adviser, Edward Jones voluntarily waived $7,907,431 of transfer agent fees during the six months ended August 31, 2017. Edward Jones waived these fees to ensure that the net expense ratio of each class of shares did not exceed 0.72%. These waivers are not subject to future recoupment.

Sub-Advisory Fee — Pursuant to the terms of the Sub-Advisory and Sub-Administrator Agreement, Federated Investment Management Company (“Sub-adviser”) provides sub-advisory services to the Fund, including buying and selling portfolio securities, and Federated Administration Services (“Sub-Administrator”), an affiliate of the Sub-adviser, provides sub-administrative services to the Fund, subject to the supervision of the Adviser and the Trustees. For its services as Sub-adviser/Sub-Administrator, the Fund pays the Sub-adviser/Sub-Administrator an annual fee, payable monthly, based on the average daily net assets of the Fund. The amounts paid to the Sub-adviser/Sub-Administrator are included in the investment adviser fees in the Statement of Operations.

12b-1 Distribution Service Fees — The Trustees have adopted, and the Fund’s shareholders have approved, a Rule 12b-1 Plan, pursuant to which distribution and/or service fees of 0.25% of the average daily net assets of the Investment Shares and Retirement Shares of the Fund are paid to Edward Jones for the sale and distribution of Fund shares, and for services provided to Investment Shares and Retirement Shares shareholders.

Shareholder Service Fees — The Trustees have adopted a shareholder services plan, pursuant to which Investment Shares and Retirement Shares may pay shareholder service fees of 0.15% of their average daily net assets to Edward Jones for providing services to shareholders and maintaining shareholder accounts.

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2017 (Unaudited) (Continued)

Transfer Agent — Edward Jones serves as transfer agent for the Fund. The transfer agent fee paid to Edward Jones is based on the size, type and number of accounts in the Fund.

6. FEDERAL INCOME TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended February 28, 2017 and February 29, 2016 were as follows:

	2017	2016
Ordinary income[1]	$1,715,288	$1,340,986

[1]	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of February 28, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$72,856
Undistributed capital gains	$361

7. RISKS

Investment Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Government Securities Risk — Although government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Counterparty Risk — When the Fund enters into an agreement, the Fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that, when the Fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.

Interest Rate Risk — Prices of fixed-income securities generally fall when interest rates rise. In general, interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Although variable and floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Semi-Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 12555 Manchester Road, St. Louis, MO 63131. No Trustee oversees, nor receives compensation from, any other fund within the Fund Complex. The Fund Complex includes the Fund and the nine series of the Bridge Builder Trust, which are advised by Olive Street Investment Advisers, LLC, an affiliate of the Adviser. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling 1-800-441-2357.

INDEPENDENT TRUSTEES OF THE FUND1

Name	Role	Term	Principal Occupation	Other Directorships Held During Past Five Years
Timothy Jacoby (Born: 1952)	Trustee	Indefinite Term; Began serving: January 2017	Retired; Partner at Deloitte & Touche Investment Management (2000 -2014)	Independent Director, Exchange Traded Concepts Trust, Exchange Listed Funds Trust, Source ETF Trust (2014 - 2015)
Maureen Leary-Jago (Born: 1957)	Trustee	Indefinite Term; Began serving: January 2017	Retired; Senior Global Advisor at MFS (2004 - 2016)	None
David Sylvester (Born: 1950)	Trustee	Indefinite Term; Began serving: January 2017	Retired; Portfolio Manager at Wells Fargo & Co. (1979 - 2015)	Trustee, Minnehaha Academy

INTERESTED TRUSTEE OF THE FUND[2]
Name	Role	Term	Principal Occupation	Other Directorships Held During Past Five Years
David Levenson (Born: 1966)	Chairman and Trustee	Indefinite Term, Began serving: January 2017	Principal, Products and Services at Edward Jones (2012 - Present)	Trustee, Crohn’s and Colitis Foundation of America, and Chairman of the Board of the Secure Retirement Institute

Semi-Annual Shareholder Report

Board of Trustees and Trust Officers (Continued)

OFFICERS OF THE FUND
Name	Role	Term	Principal Occupation
Ryan T. Robson (Born: 1978)	President	Officer since: 2017	Principal, Investment Advisory at Edward Jones (since 2013); Director, PricewaterhouseCoopers LLP (2010 - 2013)
Aaron J. Masek (Born: 1974)	Treasurer	Officer since: 2017	Director, Mutual Fund Oversight at Edward Jones (since 2015); Vice President and Treasurer at AQR Funds (2010 - 2015)
Julius A. Drelick, III (Born: 1966)	Vice President	Officer since: 2017	Director of Fund Administration and Strategic Products at Edward Jones (since 2016); Senior Vice President and Chief Compliance Officer at Voya Investment Management, LLC (2014 - 2016); Senior Vice President of Mutual Fund Compliance at Voya Investment Management, LLC (2013); Vice President, Head of Mutual Fund Product Development and Strategic Planning at Voya Investment Management, LLC (2007-2013)
Alan J. Herzog (Born: 1973)	Chief Compliance Officer	Officer since: 2017	Principal and Director of Investment Advisory and Mutual Fund Compliance at Edward Jones and Chief Compliance Officer of the Bridge Builder Trust (since 2013); Senior Compliance Counsel at Wells Fargo Advisors, LLC (2008 - 2013)
Helge K. Lee (Born: 1946)	Secretary	Officer since: 2017	Associate General Counsel and Leader of the Fiduciary Team in the Legal Division at Edward Jones (since 2014); Special Counsel, Godfrey & Kahn (2005 - 2014)
Rebecca A. Paulzine (Born: 1979)	Assistant Secretary	Officer since: 2017	Associate General Counsel at Edward Jones (since 2015); Compliance Counsel at Edward Jones (2014-2015); Senior Counsel at Thrivent Financial for Lutherans (2010 - 2014)

[1]	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

[2]	Mr. Levenson is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an affiliated person of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P.

Semi-Annual Shareholder Report

Additional Information

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-800-441-2357. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-800-441-2357. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Fund’s Form N-Q filings is also available, without charge, by calling, 1-800-441-2357.

Household Delivery of Shareholder Documents

To reduce expenses the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-800-441-2357. You will begin receiving individual copies thirty days after your request is received.

Privacy Policy

FACTS	What Does the Edward Jones Money Market Fund (“EJMMF”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	* Social Security number * Account balances * Transaction history	* Investment experience * Risk tolerance
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons EJMMF chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES EJMMF SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes—information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

QUESTIONS?	Call 1-800-441-2357 or go to www.edwardjones.com/moneymarket

WHO WE ARE
Who is providing this notice?	The Edward Jones Money Market Fund (“EJMMF”)

Privacy Policy (Continued)	08/2017

WHAT WE DO
How does the EJMMF protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the EJMMF collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes—information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Passport Research, Ltd. (“Passport”) our investment adviser, may be deemed to be affiliated with us. Passport is an indirect subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. EJMMF does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. EJMMF does not currently engage in joint marketing efforts.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus. Investors should carefully consider the investment objectives, risks, and charges and expenses of the Fund prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

Edward Jones

12555 Manchester Road

Saint Louis, Missouri 63131

1-800-441-2357

www.edwardjones.com

Investment Company Act File No. 811-2993

CUSIP 48019P102

CUSIP 48019P201

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Edward Jones Money Market Fund

By /S/ Ryan T. Robson

Ryan T. Robson, President

Date October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ Ryan T. Robson

Ryan T. Robson, President

Date October 25, 2017

By /S/ Aaron J. Masek

Aaron J. Masek, Treasurer

Date October 25, 2017